Acquisitions (Narrative) (Details) - USD ($) $ in Millions				12 Months Ended
	Jun. 01, 2017	May 18, 2017	May 12, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Goodwill				$ 2,277.1	$ 2,133.3	$ 2,128.2
PetMatrix [Member]
Business Acquisition [Line Items]
Acquisition date				Jun. 01, 2017
Goodwill	$ 123.8
Estimated income tax rate	35.00%
Discount rate	12.00%
Purchase price	$ 255.2
PetMatrix [Member] | Minimum [Member]
Business Acquisition [Line Items]
Annual expected growth rates	2.00%
PetMatrix [Member] | Maximum [Member]
Business Acquisition [Line Items]
Annual expected growth rates	20.00%
Customer retention rate	98.00%
GloFish [Member]
Business Acquisition [Line Items]
Acquisition date				May 12, 2017
Goodwill			$ 11.2
Estimated income tax rate			35.00%
Discount rate			12.00%
Purchase price			$ 49.7
Shaser [Member]
Business Acquisition [Line Items]
Percentage of remaining non-controlling interest purchased		44.00%
Purchase price		$ 12.6
Increase to additional paid-in capital		$ 24.1